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                           MFS UNION STANDARD TRUST
              500 Boylston Street, Boston, Massachusetts 02116-3741
                                 (617) 954-5000




                                            January 30, 1996




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re: MFS Union Standard Trust (the "Trust"), on behalf of MFS Union Standard Equity Fund, a series of the Trust (File No. 33-68310)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above Fund does not differ from that contained in Post-Effective Amendment No. 4 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on January 26, 1996.

         Please call the undersigned or Kendra D. McGeorge at (800) 343-2829 Ext. 5034 with any questions you may have.

                                            Very truly yours,



                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn